Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Company’s subsidiaries incorporated in BVI are not subject to tax on income or capital gains. Additionally, upon payments of dividends by the BVI company to its respective shareholders, no BVI withholding tax will be imposed.

Hong Kong, PRC

Under the current Hong Kong tax laws, a two-tier corporate income tax system was implemented in Hong Kong, which is 8.25% for the first HK$2.0 million profits, and 16.5% for the subsequent profits. Under the HK tax laws, it is exempted from the Hong Kong income tax on its foreign-derived income. In addition, payments of dividends from Hong Kong subsidiaries to the Company are not subject to any Hong Kong withholding tax.

Mainland, PRC

The Company’s PRC subsidiaries are governed by the income tax law of the PRC and are subject to the PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises. The income tax rate of a Company’s PRC subsidiaries is 25%.

The income tax rate of the Company’s VIE and VIE subsidiary is 25% for the period from March 28, 2019 (inception) through December 31, 2019, and the years ended December 31, 2020. On August 31, 2021, the Company terminated the VIE Agreements. As a result, the corporate structure of the Company no longer contains a VIE structure effective August 31, 2021.

Singapore

Sustainable Available Innovative Pte. Ltd. was established in Singapore and is subject to Singapore corporate income taxes at the rate of 17% for the years ended December 31, 2022, 2021 and 2020.

United States (“U.S.”).

SAI US INC. is incorporated in the U.S. and is subject to the U.S. federal income taxes. According to U.S. tax reform, a flat corporate income tax rate of 21% is effective beginning in 2018.

For the year ended December 31, 2022, 2021 and 2020, the Company’s income tax expense consisted of:

	For Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Current tax expense	33	24	—
Deferred tax expense	20	—	—
	53	24	—

A reconciliation of the income tax expense determined at the PRC statutory income tax rate to the Company’s actual income tax expense is as follows:

	For Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Loss before income tax expense	456	(16,680)	(8,845)
PRC statutory income tax rate	25%	25%	25%
Income tax at PRC statutory income tax rate	114	(4,170)	(2,211)
Super deduction of qualified R&D expenditures	(65)	—	—
Expenses not deductible	3	4,141	265
Change in valuation allowance	1	53	—
Change in unrecognized deferred tax asset	—	—	1,946
Income tax expense	53	24	—

The Group’s deferred tax assets at December 31, 2022 and 2021 were as follows:

	As of December 31, 2021	As of December 31, 2022
	US$	US$
Deferred tax assets	53	—
Less, valuation allowance	(53)	—
Deferred tax assets, net	—	—

The following represents a roll-forward of the valuation allowance:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Beginning balance	—	1	—
Deferred tax assets-provision for current year	1	52	—
Less, valuation allowance	—	(53)	—
Deferred tax assets, net	1	—	—